Inventories, Net (Details) - Schedule of Components of Inventories - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Components of Inventories [Abstract]
Raw materials	$ 2,983,737	$ 4,167,531
Work in progress	663,644	518,352
Finished goods	1,331,848	1,606,296
Total inventories, gross	4,979,229	6,292,179
Inventories impairment	(1,263,735)	(732,897)	$ (655,783)	$ (613,831)
Total inventories, net	$ 3,715,494	$ 5,559,282